Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
6. Property, plant and equipment

The following is a summary of the changes in carrying value of property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Computer equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as at April 1, 2016	Rs.	3,814	Rs.	19,095	Rs.	54,393	Rs.	2,246	Rs.	2,265	Rs.	777	Rs.	82,590
Additions		98		2,395		9,090		566		205		96		12,450
Disposals		-		(34)		(521)		(70)		(19)		(120)		(764)
Effect of changes in foreign exchange rates		(44)		(165)		(533)		(15)		(23)		(2)		(782)
Balance as at March 31, 2017	Rs.	3,868	Rs.	21,291	Rs.	62,429	Rs.	2,727	Rs.	2,428	Rs.	751	Rs.	93,494

Balance as at April 1, 2017	Rs.	3,868	Rs.	21,291	Rs.	62,429	Rs.	2,727	Rs.	2,428	Rs.	751	Rs.	93,494
Additions		324		1,030		5,458		313		194		293		7,612
Disposals		(7)		(42)		(1,071)		(125)		(29)		(275)		(1,549)
Effect of changes in foreign exchange rates		31		162		399		15		21		1		629
Balance as at March 31, 2018	Rs.	4,216	Rs.	22,441	Rs.	67,215	Rs.	2,930	Rs.	2,614	Rs.	770	Rs.	100,186

Accumulated Depreciation
Balance as at April 1, 2016	Rs.	-	Rs.	4,302	Rs.	27,982	Rs.	1,553	Rs.	1,953	Rs.	389	Rs.	36,179
Depreciation for the year		-		896		5,971		378		231		120		7,596
Impairment loss		38		214		69		10		-		-		331
Disposals		-		(23)		(499)		(67)		(14)		(116)		(719)
Effect of changes in foreign exchange rates		-		(71)		(298)		(13)		(24)		(1)		(407)
Balance as at March 31, 2017	Rs.	38	Rs.	5,318	Rs.	33,225	Rs.	1,861	Rs.	2,146	Rs.	392	Rs.	42,980

Balance as at April 1, 2017	Rs.	38	Rs.	5,318	Rs.	33,225	Rs.	1,861	Rs.	2,146	Rs.	392	Rs.	42,980
Depreciation for the year		-		972		6,455		373		240		245		8,285
Disposals		-		(29)		(955)		(105)		(39)		(264)		(1,392)
Effect of changes in foreign exchange rates		-		82		260		12		17		1		372
Balance as at March 31, 2018	Rs.	38	Rs.	6,343	Rs.	38,985	Rs.	2,141	Rs.	2,364	Rs.	374	Rs.	50,245

Net carrying value
As at April 1, 2016	Rs.	3,814	Rs.	14,793	Rs.	26,411	Rs.	693	Rs.	312	Rs.	388	Rs.	46,411
As at March 31, 2017	Rs.	3,830	Rs.	15,973	Rs.	29,204	Rs.	866	Rs.	282	Rs.	359	Rs.	50,514
Add: Capital-work-in-progress													Rs.	6,646
Total as at March 31, 2017													Rs.	57,160
As at March 31, 2018	Rs.	4,178	Rs.	16,098	Rs.	28,230	Rs.	789	Rs.	250	Rs.	396	Rs.	49,941
Add: Capital-work-in-progress													Rs.	7,928
Total as at March 31, 2018													Rs.	57,869

Impairment losses recorded for the year ended March 31, 2017

During the three months ended March 31, 2017, the Company experienced a significant decline in the expected cash flows of some of the products forming part of a cash generating unit ("CGU") under its Global Generics segment. Consequently, the Company, following the guidance under IAS 36 "Impairment of assets", determined that the estimated recoverable amount of the CGU is lower than its carrying cost. Accordingly, an amount of Rs.335 (including Rs.4 towards capital-work-in-progress) was recorded as an impairment for the three months ended March 31, 2017. Such impairment charge was recognized and presented under "cost of revenues".

The recoverable amounts of the above cash generating units have been assessed using a value-in-use model. Key assumptions upon which the Company has based its determinations of value-in-use include:

a)	Estimated cash flows for the remaining useful life, based on management’s projections.

b)	The terminal value is considered to be zero.

c)	The post-tax discount rates used are based on the Company’s weighted average cost of capital. The post-tax discount rate used was 6.68%. The pre-tax discount rate was 9.02%.

Capital commitments

As of March 31, 2018 and 2017, the Company was committed to spend Rs.3,788 and Rs.5,256, respectively, under agreements to purchase property, plant and equipment. This amount is net of capital advances paid in respect of such purchase commitments.

Interest capitalization

During the years ended March 31, 2018 and 2017, the Company capitalized interest cost of Rs.71 and Rs.65, respectively, with respect to qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2018 and 2017 was approximately 2.76% and 2.14%, respectively.

Assets acquired under finance leases

Property, plant and equipment include Rs.502 and Rs.511 of assets acquired (net of accumulated depreciation) under finance leases as of March 31, 2018 and 2017, respectively.